NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted net loss per share calculation-Numerator:
Net loss for the year attributable to the Company:	$ (40,068)	$ (75,733)	$ (31,020)
Net loss attributed to ordinary shareholders for computing net loss per ordinary shares - basic and diluted	$ (40,068)	$ (75,733)	$ (31,020)
Denominator:
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares - basic	254,431,492	258,876,120	243,135,964
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares - diluted	254,431,492	258,876,120	243,135,964
Net loss per ordinary share attributable to ordinary shareholders - basic	$ (0.16)	$ (0.29)	$ (0.13)
Net loss per ordinary share attributable to ordinary shareholders - diluted	$ (0.16)	$ (0.29)	$ (0.13)